PENSIONS - Asset Allocation (Details)	Dec. 31, 2019	Dec. 31, 2018
UK Scheme
Pensions:
Target allocation	100.00%	100.00%
UK Scheme | Equity
Pensions:
Target allocation	100.00%	100.00%
Marine Scheme
Pensions:
Target allocation	100.00%	100.00%
Marine Scheme | Cash
Pensions:
Target allocation	100.00%	100.00%